MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
Defined contribution plan expenses	$ 5.7	$ 3.7	$ 3.5
Aggregate balance of statutory common reserves	149.5	$ 58.2	$ 43.3
Restrictions of statutory reserves	$ 1,437.3